Balances and Transactions with Related Parties (Details) - Schedule of balances with related parties - Dec. 31, 2021 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
2020 [Member]
Key management personnel:
Payables	₪ 403
Payables (in Dollars)	403
2021 [Member]
Key management personnel:
Payables	2,243
Payables (in Dollars)	₪ 2,243
2021 [Member] | USD [Member]
Key management personnel:
Payables | $		$ 721
Payables (in Dollars) | $		$ 721